Financial Instruments - Schedule of Allowance for Expected Credit Losses (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets
Opening ECL Allowance	€ 8,702
Increase in lifetime ECL – charged to profit or loss	253,005	8,702
Write-offs during the year (against ECL)
Total trade and other receivables	€ 261,707	€ 8,702